                                    FORM N-1A

                             RREEF SECURITIES TRUST

                         POST-EFFECTIVE AMENDMENT NO. 7
                                     TO THE
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                           1933 ACT FILE NO. 333-87521

                                       AND

                                 AMENDMENT NO. 7
                                     TO THE
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                           1940 ACT FILE NO. 811-09589


                            PART C: OTHER INFORMATION

Item 23. Exhibits

(a)      Declaration of Trust; 1.

(b)      By-laws; 1.

(c) Board Resolutions Relating to the Organization of Scudder RREEF Real Estate Securities Fund - Class A, Class B, Class C, and Institutional Class Shares (as adopted by the Board of Trustees, including a majority of the Independent Trustees appearing in person, at a meeting held on June 17, 2002); 5.

(d)      (1)      Investment Management Agreement between Scudder RREEF
                  Securities Trust, on behalf of Scudder RREEF Real Estate
                  Securities Fund, and Deutsche Asset Management, Inc.; 6.

         (2)      Investment Management Agreement with RREEF America L.L.C; 1.

(e)      (1)      Underwriting and Distribution Services Agreement between
                  Scudder RREEF Securities Trust, on behalf of Scudder RREEF
                  Real Estate Securities Fund, and Scudder Distributors, Inc.;
                  6.

         (2) Form of Distribution Agreement with UMB Distribution Services, LLC (f/k/a Sunstone Distribution Services, LLC); 1.


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



         (3) Form of Distribution Agreement with UMB Distribution Services, LLC (f/k/a Sunstone Distribution Services, LLC) effective April 17, 2001; 4.

(f)      Not applicable.

(g)      (1)      Custodian Agreement between Scudder RREEF Securities Trust, on behalf of Scudder RREEF Real Estate Securities Fund, and
                  Deutsche Bank Trust Company; 6.

         (2)      Form of Custody Agreement with UMB Bank, n.a.; 1.

(h)      (1)      Expense Limitation Agreement between Scudder RREEF Securities
                  Trust, on behalf of Scudder RREEF Real Estate Securities Fund, and Deutsche Asset Management, Inc.; 6.

         (2) Transfer Agent Agreement between Scudder RREEF Securities Trust, on behalf of Scudder RREEF Real Estate Securities Fund, and Investment Company Capital Corporation; 6.

         (3) Shareholder Services Agreement for Class A, Class B and Class C Shares between Scudder RREEF Securities Trust, on behalf of Scudder RREEF Real Estate Securities Fund, and Scudder Distributors, Inc.; 6.

         (4) Form of Administration and Fund Accounting Agreement with UMB Fund Services, Inc. (f/k/a Sunstone Financial Group, Inc.); 1.

         (5) Form of Transfer Agency Agreement with UMB Fund Services, Inc. (f/k/a Sunstone Financial Group, Inc.); 1.

(i) Opinion and Consent from D'Ancona & Pflaum LLC as to legality of shares being registered; 5.

(j)      (1)      Independent Auditors' Consent from Deloitte & Touche LLP; 5.

         (2) Independent Auditors' Letter pursuant to Regulation S-K, Item 304(a), filed herewith.

(k)      Not applicable.

(l)      Not applicable.

(m)      (1)      Rule 12b-1 Plan (Class A Shares); 6.

         (2)      Rule 12b-1 Plan (Class B Shares); 6.

         (3)      Rule 12b-1 Plan (Class C Shares); 6.

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


         (4)      Form of Rule l2b-1 Distribution Plan; 1.

(n)      Plan Pursuant to Rule 18f-3; 2.

(o)      Not applicable.

(p)      (1)      Code of Ethics of Deutsche Asset Management, Inc. and Scudder
                  Distributors, Inc., to be filed by amendment.

         (2)      Code of Ethics of RREEF America, L.L.C; 3.

(q)      Powers of Attorney; 5.

---------
1. Incorporated by reference to the Trust's registration statement on Form N-1A as filed on September 21, 1999.
2. Incorporated by reference to Post-Effective Amendment No. 1 to the Trust's registration statement on Form N-1A as filed on February 7, 2000.
3. Incorporated by reference to Post-Effective Amendment No. 2 to the Trust's Registration Statement as filed on March 23, 2001.
4. Incorporated by reference to Post-Effective Amendment No. 3 to the Trust's Registration Statement as filed on March 28, 2002.
5. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's Registration Statement as filed on September 3, 2002.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 (File No. 33-97587) as filed on September 6, 2002.

Item 24. Persons Controlled by or Under Common Control with the Registrant

         Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.

Item 25. Indemnification

         Reference is made to Article VIII of the Declaration of Trust of the Registrant, filed as Exhibit (a) to Registrant's Initial Registration Statement which provides the following:

                  No Trustee or officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust of a beneficial owner for any act, omission or obligation of the Trust of any Trustee. No Trustee or officer shall be liable for any act or omission in his or her capacity as Trustee or officer or for any act or omission of any officer or employee of the Trust or of any other person or party, provided that nothing contained herein or in the Delaware Business Trust Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or an officer.


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

         The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which said Trustee may be involved or with which said Trustee may be threatened, while as a Trustee or thereafter, by reason of being of having been such a Trustee except with respect to any matter as to which said Trustee shall have been adjudicated to have acted in bad faith or with willful misfeasance, gross negligence or reckless disregard of the duties of office; provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other rights to which such person may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under Section 8.2 of the Declaration of Trust; provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that such person is not entitled to such indemnification.

Item 26. Business and Other Connections of Investment Adviser

         Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois, has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                                               Business and Other Connections of
Name                                        Board of Directors of Registrant's Adviser
----                                        ------------------------------------------
Dean Barr                           Director, Deutsche Investment Management Americas Inc.

Deborah Flickinger                  Director, Deutsche Investment Management Americas Inc.

Thomas Hughes                       Director, Deutsche Investment Management Americas Inc.
                                    Director and Vice President, Scudder Investor Services, Inc.

William Schiebler                   Director, Deutsche Investment Management Americas Inc.

Philip von Girsewald                Director, Deutsche Investment Management Americas Inc.

         RREEF America L.L.C., the Registrant's investment adviser prior to September 3, 2002, renders investment advisory services to individual, institutional and pension and profit sharing accounts. None of the executive officers or trustees who are involved in the day to day management of the Adviser have engaged in other professions and/or employment capacities of a substantial nature during the past two fiscal years. The principal business address of RREEF America L.L.C. is 875 North Michigan Avenue, 41st Floor, Chicago, Illinois 60611.

Item 27. Principal Underwriters

         (a)(i) As of September 3, 2002, Scudder Distributors, Inc. ("SDI") acts as principal underwriter of the Registrant's shares. SDI also acts as principal underwriter for other funds managed by Deutsche Investment Management Americas Inc.

         (a)(ii) UMB Distribution Services, LLC (f/k/a Sunstone Distribution Services, LLC) ("UMB") served as principal underwriter for the Registrant prior to September 3, 2002. UMB serves as underwriter for the following:

                  Choice Funds
                  Green Century Funds
                  La Crosse Funds
                  Lend Lease Funds
                  Marsico Funds
                  The Haven Fund
                  UMB Scout Funds

         (b)(i) Information on the officers and directors of SDI, principal underwriter for the Registrant as of September 3, 2002, is set forth below. SDI's principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                                      (2)                                   (3)
Scudder Distributors, Inc.
Name and Principal                     Positions and Offices with                  Positions and
Business Address                       Scudder Distributors, Inc.                  Offices with Registrant
---------------------------            ---------------------------                 ------------------------

Thomas F. Eggers                       Chairman and Director                       None
345 Park Avenue
New York, NY 10154

         (1)                                      (2)                                   (3)
Scudder Distributors, Inc.
Name and Principal                     Positions and Offices with                  Positions and
Business Address                       Scudder Distributors, Inc.                  Offices with Registrant
---------------------------            ---------------------------                 ------------------------
Jonathan R. Baum                       Chief Executive Officer, President and      None
345 Park Avenue                        Director
New York, NY 10154

William F. Glavin                      Vice President and Director                 President and Chief Executive
Two International Place                                                            Officer
Boston, MA  02110-4103

James J. McGovern                      Chief Financial Officer and Treasurer       None
345 Park Avenue
New York, NY  10054

Caroline Pearson                       Secretary                                   None
Two International Place
Boston, MA  02110-4103

Linda J. Wondrack                      Vice President and Chief Compliance         None
Two International Place                Officer
Boston, MA  02110-4103

Susan K. Crawshaw                      Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Scott B. David                         Vice President                              None
Two International Place
Boston, MA  02110-4103

Robert Froelich                        Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Michael L. Gallagher                   Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

         (1)                                      (2)                                   (3)
Scudder Distributors, Inc.
Name and Principal                     Positions and Offices with                  Positions and
Business Address                       Scudder Distributors, Inc.                  Offices with Registrant
---------------------------            ---------------------------                 ------------------------
M. Patrick Donovan                     Vice President                              None
Two International Place
Boston, MA  02110-4103

Michael E. Harrington                  Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Dean Jackson                           Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Terrance S. McBride                    Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

C. Perry Moore                         Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Johnston A. Norris                     Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Todd N. Gierke                         Assistant Treasurer                         None
222 South Riverside Plaza
Chicago, IL  60606

James E. Keating                       Assistant Treasurer                         None
345 Park Avenue
New York, NY  10054

Philip J. Collora                      Assistant Secretary                         None
222 South Riverside Plaza
Chicago, IL  60606

Diane E. Ratekin                       Assistant Secretary                         None
222 South Riverside Plaza
Chicago, IL  60606

         (b)(ii) Information on the officers and directors of UMB, principal underwriter for the Registrant until September 3, 2002, is set forth below. UMB's principal business address is 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233.

          (1)                                    (2)                                  (3)
UMB Name and Principal                 Positions and Offices                    Positions and
Business Address                       with UMB                                 Offices with Registrant
----------------------                 ---------------------                    -----------------------

Miriam M. Allison                      President and Secretary                  None
803 West Michigan Street
Suite A
Milwaukee, Wisconsin 53233

Peter J. Hammond                       Vice President                           None
803 West Michigan Street
Suite A
Milwaukee, Wisconsin 53233

Diane D. Byrne                         Assistant Secretary                      None
803 West Michigan Street
Suite A
Milwaukee, Wisconsin 53233

Constance Dye Shannon                  Assistant Secretary                      None
803 West Michigan Street
Suite A
Milwaukee, Wisconsin 53233


(c)      Not applicable.

Item 28. Location of Accounts and Records

         Accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at one of the following locations:

                  Deutsche Asset Management, Inc.
                  280 Park Avenue
                  New York, New York
                  (records on or after September 3, 2002
                  relating to investment adviser)

                  Scudder Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, Illinois 60606
                  (records on and after September 3, 2002
                  relating to distributor)

                  DB Trust Company Americas
                  225 Franklin Street
                  Boston, Massachusetts 02110
                  (records on and after September 3, 2002
                  relating to custodian)

                  Investment Company Capital Corporation
                  811 Main Street
                  Kansas City, Missouri 64105
                  (records on and after September 3, 2002
                  relating to fund accountant, administrator and transfer agent)

                  RREEF America L.L.C.
                  875 North Michigan Avenue, Suite 4100
                  Chicago, Illinois 60611
                  (records prior to September 3, 2002
                  relating to investment adviser)

                  UMB Bank, n.a.
                  928 Grant Boulevard, 10th Floor
                  Kansas City, Missouri 64106
                  (records prior to September 3, 2002 relating to custodian)

                  UMB Fund Services, Inc.
                  803 West Michigan Street, Suite A
                  Milwaukee, Wisconsin 53233
                  (records prior to September 3, 2002 relating to fund accountant, administrator and transfer agent)

                  UMB Distribution Services, LLC
                  803 West Michigan Street, Suite A
                  Milwaukee, Wisconsin 53233
                  (records prior to September 3, 2002 relating to distributor)

Item 29. Management Services Not Discussed in Parts A or B

         Not applicable.

Item 30. Undertakings

         The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of that issue.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 17th day of September 2002.

         RREEF SECURITIES TRUST

         By:      /s/ William Glavin
            -----------------------------------------
                  William Glavin
                  President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name                                Title                                               Date
----                                -----                                               ----
/s/ William Glavin                  President and                               September 17, 2002
---------------------------         Chief Executive Officer
William Glavin

/s/ Gary French                     Treasurer                                   September 17, 2002
------------------
Gary French

/s/ Richard R. Burt*                Trustee                                     September 17, 2002
---------------------------
Richard R. Burt

/s/ Leland Dill*                    Trustee                                     September 17, 2002
------------------
Leland Dill

/s/ Martin J. Gruber*               Trustee                                     September 17, 2002
---------------------------
Martin J. Gruber

/s/ Richard T. Hale*                Trustee                                     September 17, 2002
---------------------------
Richard T. Hale

/s/ Joseph R. Hardiman*             Trustee                                     September 17, 2002
-----------------------
Joseph R. Hardiman

/s/ Richard J. Herring*             Trustee                                     September 17, 2002
-----------------------
Richard J. Herring

/s/ Graham E. Jones*                Trustee                                     September 17, 2002
---------------------------
Graham E. Jones

/s/ Rebecca W. Rimel*               Trustee                                     September 17, 2002
---------------------
Rebecca W. Rimel

/s/ Philip Saunders, Jr.*           Trustee                                     September 17, 2002
----------------------------
Philip Saunders, Jr.

/s/ William N. Searcy*              Trustee                                     September 17, 2002
----------------------
William N. Searcy

/s/ Robert H. Wadsworth*            Trustee                                     September 17, 2002
------------------------
Robert H. Wadsworth

*By:     /s/ Bruce A. Rosenblum
    --------------------------------
         Bruce A. Rosenblum
         Pursuant to Power of Attorney

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